Segment Reporting - Additional Information (Detail)	6 Months Ended
Jun. 30, 2016 Segment
Segment Reporting Information [Line Items]
Number of reportable segments	4
Minimum [Member] | Public Subsidiaries [Member]
Segment Reporting Information [Line Items]
Number of lines of businesses	1